Financial Instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,637,355	¥ 3,532,202
Fair value	3,630,521	3,762,266
Long-term loans | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	707,770	1,103,100
Fair value	¥ 703,032	¥ 1,098,526